Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]		$ 1,000,000
Repayment of loan and interest to related parties	[1]		1,448,526
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Loan from related parties	[1]		2,500,000
Repayment of loan and interest to related parties	[1]		3,085,097
Interest expenses	[1]		65,644
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Transaction [Line Items]
Interest expenses	[1]		60,773
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Loan to a related party	[2]	103,789
Interest incomes	[2],[3]	2,051
Administrative fees income	[4]	19,231
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Repayment of loan and interest from a related party	[3]	2,965,803
Interest incomes	[2],[3]	139,105
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, management and administrative fees	[5]	114,461	80,000
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, management and administrative fees	[5]	$ 99,472	$ 79,402

[1]	On August 13, 2019, Aptorum Therapeutics Limited (“ATL”), a wholly owned subsidiary of the Company, entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing ATL to access up to a total $15 million in line of credit debt financing. Both line of credits have originally matured on August 12, 2022. ATL and Aeneas Group Limited has mutually agreed to extend the line of credit arrangement further 3 years to August 12, 2025. The interest on the outstanding principal indebtedness is at the rate of 8% per annum. ATL may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty. As of the date of this condensed consolidated financial statements, the undrawn line of credit facility is $12 million.
[2]	On January 13, 2022, ATL entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit will mature on January 12, 2023, extendable for up to 3 years, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.
[3]	On November 17, 2021, Aptorum Therapeutics Limited (the “Lender”) entered into a loan agreement with Talem Medical Group Limited (the “Borrower”). According to the loan agreement, the Lender granted a loan of up to AUD4,700,000 for the Borrower for general working capital purposes of the Borrower and its subsidiaries. The loan is interest-bearing at a rate of 10% per annum and secured by the entire issued shares of Talem Medical Group (Australia) Pty Limited held by the Borrower. The loan is initially matured 6 months from the date of the first drawdown. The maturity date is extended for 6 months to the first extended maturity date, and may further extendable for another 6 months to the second extended maturity date, if certain conditions stated in loan agreement are satisfied. As of the date of this condensed consolidated financial statements, AUD800,000 (approximately $554,000) is outstanding from the Borrower following a partial repayment.
[4]	On January 1, 2022, Aptus Management Limited (“AML”), a wholly owned subsidiary of the Company, entered into an administrative management services agreement with Libra Sciences Limited. According to the agreement, AML will provide documentation and administrative services, include but are not limited to human resources and payroll administration, general secretarial and administrative support, and accounting and financial reporting services. AML is entitled to receive a fixed amount of services fees of HKD 25,000 (approximately $3,205) per calendar month with the expiry date on December 31, 2023.
[5]	CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is initially entitled to receive HK $104,000 (approximately $13,333) per calendar month plus reimbursement; such the monthly service fee is adjusted to HK$171,200 (approximately US$21,949) with effect from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party. ACC Medical Limited provided certain consultancy, advisory, and management services to the Group on clinic operations and other related projects for clinics’ business development. ACC Medical Limited is initially entitled to receive HK $101,542 (approximately $13,018) per calendar month plus reimbursement; such monthly service fee is adjusted to HK$143,200 (approximately US$18,359 per month) effective from March 1, 2022. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.